June 11, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: Blackstone Alternative Investment Funds (File Nos. 333-185238 and 811-22743)

Dear Sir/Madam,

Transmitted herewith by means of electronic submission on behalf of Blackstone Alternative Investment Funds (the “Trust”), a Massachusetts business trust, pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 7 to the Trust’s Registration Statement under the Securities Act and Amendment No. 11 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 7/11”), including: (i) a Prospectus and Statement of Additional Information relating to Blackstone Alternative Multi-Strategy Fund (the “Fund”); and (ii) other information and the signature page. Additional information regarding the Fund, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

This Amendment No. 7/11 relates solely to the Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a) under the Securities Act, it is intended that this Amendment No. 7/11 become effective sixty days after filing.

Please direct any questions or comments on the enclosed to the attention of Harsha Pulluru of Ropes & Gray LLP at 617-951-7291.

Sincerely,

/s/ Ari C. Peña

Ari C. Peña

Enclosures

cc: Harsha Pulluru, Esq.